Offsets	Jun. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ReTo Eco-Solutions, Inc.
Form or Filing Type	F-3
File Number	333-267101
Initial Filing Date	Aug. 26, 2022
Fee Offset Claimed	$ 16,405.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, no par value per share, Preferred Shares, Warrants, Debt securities, Rights, Depositary Shares and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 176,971,429.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $16,405 (calculated at the fee rate in effect at the date of the registrant’s Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $176,971,429 of unsold securities previously registered under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ReTo Eco-Solutions, Inc.
Form or Filing Type	F-3
File Number	333-267101
Filing Date	Aug. 26, 2022
Fee Paid with Fee Offset Source	$ 18,540.00